GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.23%
$ 139,731	Affirm Asset Securitization Trust(a) Series 2020-Z1 Class A 3.46%, 10/15/2024	$ 140,645
100,681	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	100,388
197,073	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 1.17%, 07/15/2027 3-mo. LIBOR + 0.90%	196,108
155,000	Americredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	157,817
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 1.50%, 07/25/2029 3-mo. LIBOR + 1.25%	450,288
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 1.25%, 07/28/2028 3-mo. LIBOR + 1.00%	422,828
500,000	Atrium IX(a)(c) Series 2009A Class AR 1.50%, 05/28/2030 3-mo. LIBOR + 1.24%	496,978
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 1.52%, 07/20/2030 3-mo. LIBOR + 1.25%	247,969
	Bayview Koitere Fund Trust(a)(b)
	Series 2017-RT4 Class A
117,336	3.50%, 07/28/2057	121,503
	Series 2017-SPL3 Class A
47,280	4.00%, 11/28/2053	49,223
183,512	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	185,383
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
81,593	4.00%, 06/28/2053	83,498
	Series 2017-RT1 Class A1
168,838	3.00%, 03/28/2057	173,136
	Series 2017-RT5 Class A
188,573	3.50%, 05/28/2069	195,110
	Series 2017-RT6 CLlass A
113,575	3.50%, 10/28/2057	116,651
	Series 2017-SPL4 Class A
171,964	3.50%, 01/28/2055	175,346
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-SPL5 Class A
$ 58,865	3.50%, 06/28/2057	$ 60,844
705,924	Carlyle US Ltd(a)(c) Series 2017-1A Class A1A 1.57%, 04/20/2031 3-mo. LIBOR + 1.30%	696,792
99,833	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	101,783
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
407,658	1.07%, 01/20/2028 3-mo. LIBOR + 0.80%	403,622
	Series 2020-2A Class A1
385,000	1.93%, 08/24/2032 3-mo. LIBOR + 1.65%	385,443
187,300	Citigroup Mortgage Loan Trust(a)(d) Series 2019-E Class A1 3.23%, 11/25/2070	189,370
73,451	Citigroup Mortgage Loan Trust Inc(a)(b) Series 2018-RP1 Class A1 3.00%, 09/25/2064	77,558
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
191,100	4.12%, 07/25/2048	202,180
	Series 2019-1A Class A2
104,213	3.67%, 10/25/2049	110,771
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	138,175
700,000	Dryden 86 Ltd(a)(c) Series 2020-86A Class A 1.88%, 07/17/2030 3-mo. LIBOR + 1.65%	701,682
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	419,792
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	133,374
325,637	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 1.07%, 11/15/2026 3-mo. LIBOR + 0.79%	323,106
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	227,475
	Marlette Funding Trust(a)
	Series 2019-3A Class A
147,718	2.69%, 09/17/2029	148,949

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-4A Class A
$ 208,392	2.39%, 12/17/2029	$ 210,354
57,844	MetLife Securitization Trust(a)(b) Series 2017-1A Class A 3.00%, 04/25/2055	61,037
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
194,980	2.75%, 01/25/2061	200,833
	Series 2018-1 Class A1
258,879	3.25%, 05/25/2062	269,332
	Series 2018-2 Class A1
195,244	3.50%, 05/25/2058	203,610
	Series 2018-3 Class A1
146,443	3.50%, 08/25/2058	156,046
35,730	Nationstar HECM Loan Trust(a)(b) Series 2019-1A Class A 2.65%, 06/25/2029	35,949
445,000	New Residential Advance Receivables Trust(a) Series 2019-T4 Class AT4 2.33%, 10/15/2051	448,186
187,445	New Residential Mortgage LLC(a) Series 2018-GS10 Class A1 3.79%, 07/25/2054	183,769
253,301	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 1.53%, 06/20/2029 3-mo. LIBOR + 1.30%	250,260
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-FNT1 Class A
171,726	3.61%, 05/25/2023	171,762
	Series 2018-PLS1 Class A
185,096	3.19%, 01/25/2023	185,743
	Series 2018-PLS2 Class A
50,235	3.27%, 02/25/2023	50,660
87,024	OCP Ltd(a)(c) Series 2015-8A Class A1R 1.12%, 04/17/2027 3-mo. LIBOR + 0.85%	86,755
52,510	OnDeck Asset Securitization Trust II LLC(a) Series 2019-1A Class A 2.65%, 11/18/2024	52,510
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
65,646	2.37%, 09/14/2032	65,766
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	234,075
	Regional Management Issuance Trust(a)
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	323,817
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-1 Class A
$ 250,000	3.05%, 11/15/2028	$ 250,194
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	216,018
	Series 2020-1 Class A2A
67,585	2.07%, 01/17/2023	68,058
285,231	Sierra Timeshare Receivables Funding LLC(a) Series 2020-2A Class A 1.33%, 07/20/2037	285,309
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
18,246	2.77%, 05/25/2026	18,347
	Series 2017-4 Class A
9,633	2.50%, 05/26/2026	9,704
	Series 2017-6 Class A2
26,602	2.82%, 11/25/2026	26,791
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 1.22%, 04/15/2029 3-mo. LIBOR + 0.95%	402,000
181,136	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 1.16%, 01/20/2028 3-mo. LIBOR + 0.89%	180,292
176,647	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	176,877
365,000	SPS Servicer Advance(a) Series 2019-T2 Class AT2 2.32%, 10/15/2052	361,961
509,681	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	505,648
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 1.38%, 01/15/2031 3-mo. LIBOR + 1.11%	322,941
	Towd Point Mortgage Trust(a)(b)
	Series 2016-4 Class A1
104,046	2.25%, 07/25/2056	105,716
	Series 2017-1 Class A1
645,402	2.75%, 10/25/2056	661,954
	Series 2017-2 Class A1
83,215	2.75%, 04/25/2057	85,543
	Series 2017-4 Class A1
512,164	2.75%, 06/25/2057	530,929
	Series 2017-6 Class A1
570,686	2.75%, 10/25/2057	593,400
	Series 2018-1 Class A1
59,634	3.00%, 01/25/2058	62,199
	Series 2018-2 Class A1
221,922	3.25%, 03/25/2058	232,314
	Series 2018-3 Class A1
169,943	3.75%, 05/25/2058	183,776

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-5 Class A1A
$ 521,802	3.25%, 07/25/2058	$ 550,228
	Series 2019-1 Class A1
635,755	3.75%, 03/25/2058	688,608
131,950	VOLT LXXXIII LLC(a)(d) Series 2019-NPL9 Class 1A 3.33%, 11/26/2049	132,278
568,284	VOLT LXXXIV LLC(a)(d) Series 2019-NP10 Class A1A 3.43%, 12/27/2049	568,492
92,068	VOLT LXXXV LLC(a)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	92,242
285,384	VOLT LXXXVII LLC(a)(d) Series 2020-NPL3 Class A1A 2.98%, 02/25/2050	285,380
379,485	VOLT LXXXVIII LLC(a)(d) Series 2020-NPL4 Class A1 2.98%, 03/25/2050	378,686
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 1.50%, 07/20/2030 3-mo. LIBOR + 1.23%	248,083
58,350	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	61,422
300,000	Westlake Automobile Receivables Trust(a) Series 2019-3A Class D 2.72%, 11/15/2024	307,039
	Zais Ltd(a)(c)
	Series 2016-2A Class A1
246,134	1.81%, 10/15/2028 3-mo. LIBOR + 1.53%	244,278
	Series 2017-1A Class A1
258,246	1.64%, 07/15/2029 3-mo. LIBOR + 1.37%	256,367
TOTAL ASSET-BACKED SECURITIES — 4.23% (Cost $19,753,337)		$19,917,325
BANK LOANS
13,941	Envision Healthcare Corp(c) 4.65%, 10/10/2025 1-mo. LIBOR + 4.50%	9,945
TOTAL BANK LOANS — 0.00%(e) (Cost $20,360)		$9,945
CORPORATE BONDS AND NOTES
Basic Materials — 0.65%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	25,928
Principal Amount		Fair Value
Basic Materials — (continued)
$ 50,000	1.85%, 05/15/2027	$ 52,487
50,000	Clearwater Paper Corp(a)(f) 5.38%, 02/01/2025	52,405
50,000	Coeur Mining Inc 5.88%, 06/01/2024	49,875
50,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	51,010
	Dow Chemical Co
55,000	4.80%, 05/15/2049	65,311
175,000	3.60%, 11/15/2050(f)	177,389
335,000	DuPont de Nemours Inc 4.21%, 11/15/2023	368,235
25,000	Element Solutions Inc(a) 3.88%, 09/01/2028	24,531
	Freeport-McMoRan Inc
25,000	4.38%, 08/01/2028	25,849
25,000	5.25%, 09/01/2029	26,812
25,000	4.63%, 08/01/2030	26,286
50,000	Hexion Inc(a) 7.88%, 07/15/2027	50,116
25,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(a) 9.00%, 07/01/2028	26,813
65,000	Nutrition & Biosciences Inc(a) 1.83%, 10/15/2027	65,277
25,000	PQ Corp(a) 5.75%, 12/15/2025	25,719
250,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	270,581
	RPM International Inc
150,000	4.55%, 03/01/2029	175,775
100,000	5.25%, 06/01/2045	120,712
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	67,532
100,000	2.95%, 08/15/2029	109,991
135,000	2.30%, 05/15/2030	140,881
20,000	4.50%, 06/01/2047	24,860
80,000	3.30%, 05/15/2050	84,102
250,000	Southern Copper Corp 6.75%, 04/16/2040	358,780
200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	216,800
325,000	Vale Overseas Ltd 3.75%, 07/08/2030	334,425
25,000	WR Grace & Co(a) 4.88%, 06/15/2027	25,818
		3,044,300
Communications — 4.99%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	537,917
	Alphabet Inc
300,000	1.90%, 08/15/2040	287,617
460,000	2.05%, 08/15/2050	427,477
	Amazon.com Inc
1,035,000	2.80%, 08/22/2024	1,120,040
645,000	1.50%, 06/03/2030	658,507

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 400,000	3.88%, 08/22/2037	$ 497,386
50,000	AMC Networks Inc 5.00%, 04/01/2024	51,125
200,000	America Movil SAB de CV 2.88%, 05/07/2030	216,624
	AT&T Inc
465,000	4.35%, 03/01/2029	545,798
225,000	4.80%, 06/15/2044	267,311
63,000	4.35%, 06/15/2045	70,578
150,000	4.50%, 03/09/2048	171,247
800,000	3.65%, 06/01/2051	807,431
200,591	3.55%, 09/15/2055(a)	191,885
28,689	3.65%, 09/15/2059(a)	27,704
345,000	AT&T INC 3.50%, 02/01/2061	327,580
165,000	Booking Holdings Inc 4.63%, 04/13/2030	197,193
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
25,000	5.88%, 05/01/2027	26,248
50,000	5.00%, 02/01/2028	52,563
75,000	4.75%, 03/01/2030	79,406
100,000	4.50%, 08/15/2030	105,005
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	173,380
125,000	6.48%, 10/23/2045	166,626
235,000	5.38%, 05/01/2047	278,497
190,000	5.13%, 07/01/2049	219,852
40,000	4.80%, 03/01/2050	45,718
20,000	6.83%, 10/23/2055	27,643
	Comcast Corp
350,000	3.40%, 04/01/2030	403,729
230,000	4.60%, 10/15/2038	292,828
115,000	3.25%, 11/01/2039	127,270
110,000	3.75%, 04/01/2040	128,318
285,000	4.75%, 03/01/2044	373,929
55,000	3.40%, 07/15/2046	60,713
120,000	4.70%, 10/15/2048	158,803
60,000	3.45%, 02/01/2050	68,132
385,000	2.80%, 01/15/2051	385,795
75,000	4.95%, 10/15/2058	107,355
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	59,191
95,000	6.95%, 06/01/2038	135,430
35,000	8.38%, 03/01/2039	57,040
35,000	4.50%, 06/30/2043	42,192
250,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	263,150
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	448,009
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
25,000	5.38%, 08/15/2026	17,688
25,000	6.63%, 08/15/2027(f)	13,000
Principal Amount		Fair Value
Communications — (continued)
	Discovery Communications LLC
$ 101,000	3.80%, 03/13/2024	$ 110,200
255,000	3.95%, 03/20/2028	289,936
100,000	3.63%, 05/15/2030	111,144
160,000	5.20%, 09/20/2047	191,817
123,000	5.30%, 05/15/2049	150,685
250,000	4.65%, 05/15/2050	285,062
50,000	DISH DBS Corp 7.75%, 07/01/2026	54,968
	Entercom Media Corp(a)
25,000	7.25%, 11/01/2024(f)	20,875
25,000	6.50%, 05/01/2027	21,750
	FOX Corp
100,000	4.71%, 01/25/2029	119,761
135,000	5.58%, 01/25/2049	186,544
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	26,014
50,000	Gray Television Inc(a) 5.88%, 07/15/2026	51,875
225,000	Grupo Televisa SAB 5.00%, 05/13/2045	254,026
	iHeartCommunications Inc
83,112	8.38%, 05/01/2027	81,865
25,000	4.75%, 01/15/2028(a)	23,561
50,000	Intelsat Jackson Holdings SA(a)(g)(h) 9.75%, 07/15/2025	32,750
25,000	Lamar Media Corp(a)(f) 4.88%, 01/15/2029	26,000
50,000	Match Group Holdings II LLC(a) 4.13%, 08/01/2030	50,578
	Nexstar Broadcasting Inc(a)
50,000	5.63%, 07/15/2027	52,448
25,000	4.75%, 11/01/2028	25,500
260,000	Omnicom Group Inc 4.20%, 06/01/2030	304,177
	Sinclair Television Group Inc(a)
25,000	5.63%, 08/01/2024	24,875
25,000	5.88%, 03/15/2026	24,625
25,000	5.13%, 02/15/2027	23,193
	Sirius XM Radio Inc(a)
25,000	3.88%, 08/01/2022	25,266
25,000	5.50%, 07/01/2029	26,880
50,000	4.13%, 07/01/2030	51,240
25,000	Sprint Capital Corp 6.88%, 11/15/2028	31,133
25,000	Sprint Communications Inc 6.00%, 11/15/2022	26,938
50,000	Sprint Corp 7.63%, 03/01/2026	60,419
	TEGNA Inc
25,000	4.63%, 03/15/2028(a)	24,445
50,000	5.00%, 09/15/2029	49,375
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	430,235
390,000	4.90%, 03/06/2048	448,671
	Tencent Holdings Ltd(a)
455,000	2.99%, 01/19/2023	474,533

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 565,000	1.81%, 01/26/2026	$ 576,033
75,000	Terrier Media Buyer Inc(a) 8.88%, 12/15/2027	75,563
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	102,142
110,000	6.55%, 05/01/2037	146,035
500,000	5.50%, 09/01/2041	604,688
65,000	4.50%, 09/15/2042	70,481
	T-Mobile USA Inc
945,000	3.50%, 04/15/2025(a)	1,036,873
100,000	4.50%, 02/01/2026	103,040
450,000	1.50%, 02/15/2026(a)	450,981
100,000	2.05%, 02/15/2028(a)	102,204
570,000	3.88%, 04/15/2030(a)	648,107
220,000	4.50%, 04/15/2050(a)	264,431
115,000	3.30%, 02/15/2051(a)	113,350
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	339,224
450,000	3.88%, 02/08/2029	531,775
260,000	1.50%, 09/18/2030	258,912
465,000	4.50%, 08/10/2033	587,190
65,000	4.00%, 03/22/2050	79,836
	ViacomCBS Inc
710,000	4.95%, 01/15/2031	849,063
120,000	4.20%, 05/19/2032	136,976
195,000	4.38%, 03/15/2043	206,676
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	114,006
280,000	5.25%, 05/30/2048	360,973
140,000	4.25%, 09/17/2050	162,004
	Walt Disney Co
200,000	2.00%, 09/01/2029	206,660
260,000	2.65%, 01/13/2031	279,898
75,000	3.60%, 01/13/2051	84,454
90,000	3.80%, 05/13/2060(f)	104,038
		23,509,907
Consumer, Cyclical — 1.79%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(a)
125,000	5.00%, 10/15/2025	128,170
50,000	4.00%, 10/15/2030	50,386
	Adient US LLC(a)
25,000	9.00%, 04/15/2025	27,563
25,000	7.00%, 05/15/2026	26,775
300,000	Advance Auto Parts Inc 3.90%, 04/15/2030	337,823
	Alimentation Couche-Tard Inc(a)
15,000	2.95%, 01/25/2030	16,164
350,000	3.80%, 01/25/2050	383,802
25,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	24,188
	American Builders & Contractors Supply Co Inc(a)
50,000	5.88%, 05/15/2026	51,875
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	4.00%, 01/15/2028	$ 25,406
50,000	Aramark Services Inc(a)(f) 5.00%, 02/01/2028	50,375
130,000	AutoNation Inc 4.75%, 06/01/2030	153,849
	AutoZone Inc
95,000	3.63%, 04/15/2025	105,913
215,000	4.00%, 04/15/2030	254,834
	Boyd Gaming Corp
25,000	8.63%, 06/01/2025(a)(f)	27,407
50,000	4.75%, 12/01/2027	49,063
	Caesars Entertainment Inc(a)
25,000	6.25%, 07/01/2025	26,063
25,000	8.13%, 07/01/2027	26,500
25,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.75%, 07/01/2025	25,781
	Clarios Global LP / Clarios US Finance Co(a)
25,000	6.25%, 05/15/2026	26,214
75,000	8.50%, 05/15/2027	77,812
50,000	Core & Main LP(a) 6.13%, 08/15/2025	50,646
330,000	Costco Wholesale Corp 1.60%, 04/20/2030	336,158
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	423,441
50,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	52,125
500,000	Dollar Tree Inc 3.70%, 05/15/2023	537,658
200,000	Ford Motor Credit Co LLC 4.06%, 11/01/2024	199,750
	General Motors Co
140,000	6.13%, 10/01/2025	162,599
200,000	5.20%, 04/01/2045	215,116
130,000	6.75%, 04/01/2046	160,077
335,000	General Motors Financial Co Inc 3.50%, 11/07/2024	351,872
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	51,313
	Home Depot Inc
400,000	2.80%, 09/14/2027	441,894
120,000	2.95%, 06/15/2029	135,406
145,000	5.88%, 12/16/2036	218,018
275,000	3.30%, 04/15/2040	310,766
	Hyundai Capital America(a)
180,000	2.38%, 02/10/2023	184,784
105,000	2.38%, 10/15/2027	104,939
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	53,019
50,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	49,999
50,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	51,950

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	$ 101,311
	Lowe's Cos Inc
95,000	5.00%, 04/15/2040	124,449
50,000	3.70%, 04/15/2046	57,214
	McDonald's Corp
175,000	3.35%, 04/01/2023	186,831
180,000	4.45%, 03/01/2047	223,081
120,000	3.63%, 09/01/2049	134,041
	MGM Resorts International
25,000	6.75%, 05/01/2025	26,201
42,000	5.50%, 04/15/2027	43,890
25,000	Michaels Stores Inc(a)(f) 8.00%, 07/15/2027	26,125
25,000	Mohegan Gaming & Entertainment(a) 7.88%, 10/15/2024	23,375
	O'Reilly Automotive Inc
115,000	4.20%, 04/01/2030	138,135
160,000	1.75%, 03/15/2031	158,021
21,765	Party City Holdings Inc(a)(c) 5.75%, 07/15/2025 6-mo. LIBOR + 5.00%	15,888
25,000	SeaWorld Parks & Entertainment Inc(a) 9.50%, 08/01/2025	25,812
25,000	Six Flags Theme Parks Inc(a) 7.00%, 07/01/2025	26,594
	Southwest Airlines Co
110,000	4.75%, 05/04/2023	117,465
90,000	5.25%, 05/04/2025	99,103
115,000	Starbucks Corp 3.80%, 08/15/2025	129,933
50,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	53,125
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	49,178
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	50,636
25,000	5.88%, 03/01/2027	25,594
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	230,769
25,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	22,134
275,000	Volkswagen Group of America Finance LLC(a) 3.13%, 05/12/2023	290,275
	William Carter Co(a)
25,000	5.50%, 05/15/2025	26,188
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	5.63%, 03/15/2027	$ 26,094
25,000	Wyndham Hotels & Resorts Inc(a) 4.38%, 08/15/2028	24,250
		8,443,205
Consumer, Non-Cyclical — 7.45%
250,000	Abbott Laboratories 4.90%, 11/30/2046	351,714
	AbbVie Inc(a)
140,000	3.45%, 03/15/2022	145,038
710,000	3.20%, 11/21/2029	780,671
710,000	4.25%, 11/21/2049	838,617
	Acadia Healthcare Co Inc
25,000	5.63%, 02/15/2023	25,156
50,000	6.50%, 03/01/2024	51,312
25,000	5.50%, 07/01/2028(a)	25,713
25,000	Air Medical Group Holdings Inc(a) 6.38%, 05/15/2023	25,000
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
59,000	5.75%, 03/15/2025	60,861
25,000	3.50%, 03/15/2029(a)	24,266
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	217,264
445,000	3.00%, 09/23/2029	480,988
200,000	2.60%, 05/27/2030	211,656
100,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(a) 9.75%, 07/15/2027	108,652
	Altria Group Inc
850,000	3.80%, 02/14/2024	928,937
55,000	2.35%, 05/06/2025	57,981
70,000	4.40%, 02/14/2026	80,591
155,000	2.63%, 09/16/2026	166,215
330,000	4.80%, 02/14/2029	391,355
45,000	5.80%, 02/14/2039	57,414
40,000	5.38%, 01/31/2044	49,346
100,000	3.88%, 09/16/2046	102,420
85,000	5.95%, 02/14/2049	113,953
	Amgen Inc
140,000	2.65%, 05/11/2022	144,735
65,000	1.90%, 02/21/2025	67,965
115,000	2.20%, 02/21/2027	121,314
400,000	2.45%, 02/21/2030	423,689
825,000	2.30%, 02/25/2031	864,564
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	619,794
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	104,338
	Anheuser-Busch InBev Worldwide Inc
115,000	4.75%, 01/23/2029	139,793

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 60,000	4.38%, 04/15/2038	$ 69,794
250,000	3.75%, 07/15/2042	266,650
80,000	4.60%, 04/15/2048	95,196
730,000	4.44%, 10/06/2048	850,522
	Anthem Inc
95,000	3.65%, 12/01/2027	108,168
150,000	2.88%, 09/15/2029	161,896
115,000	4.63%, 05/15/2042	143,901
85,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	97,138
500,000	Astrazeneca PLC 4.00%, 01/17/2029	589,264
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	495,627
25,000	Avantor Funding Inc(a) 4.63%, 07/15/2028	25,938
	BAT Capital Corp
430,000	2.79%, 09/06/2024	454,009
215,000	2.26%, 03/25/2028	215,524
5,000	4.39%, 08/15/2037	5,398
400,000	4.54%, 08/15/2047	427,493
225,000	BAT International Finance PLC 1.67%, 03/25/2026	225,710
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	54,937
	Bausch Health Cos Inc(a)
2,000	5.88%, 05/15/2023	1,990
75,000	6.13%, 04/15/2025	76,781
50,000	5.50%, 11/01/2025	51,187
50,000	5.00%, 01/30/2028	48,562
25,000	6.25%, 02/15/2029	25,714
80,000	Baxter International Inc(a) 3.95%, 04/01/2030	95,779
235,000	Bayer US Finance II LLC(a) 4.25%, 12/15/2025	268,644
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	132,635
120,000	2.82%, 05/20/2030	129,321
110,000	3.79%, 05/20/2050(f)	122,751
300,000	Biogen Inc 5.20%, 09/15/2045	395,601
	Boston Scientific Corp
275,000	1.90%, 06/01/2025	287,291
300,000	3.75%, 03/01/2026	341,795
25,000	Brink's Co(a) 5.50%, 07/15/2025	26,031
	Bristol Myers Squibb Co
85,000	3.20%, 06/15/2026	95,812
175,000	3.40%, 07/26/2029	203,328
175,000	5.00%, 08/15/2045	244,324
75,000	4.25%, 10/26/2049	98,498
250,000	Campbell Soup Co 2.38%, 04/24/2030	259,786
	Centene Corp
25,000	4.75%, 01/15/2025	25,695
25,000	5.25%, 04/01/2025(a)	25,981
50,000	5.38%, 06/01/2026(a)	52,773
25,000	5.38%, 08/15/2026(a)(f)	26,479
25,000	4.63%, 12/15/2029	26,966
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	3.38%, 02/15/2030	$ 25,938
25,000	3.00%, 10/15/2030	25,469
	CHS / Community Health Systems Inc
25,000	6.25%, 03/31/2023	24,438
25,000	8.63%, 01/15/2024(a)	24,875
25,000	8.00%, 03/15/2026(a)	24,547
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	198,698
400,000	Cintas Corp No 2 3.70%, 04/01/2027	460,913
190,000	Clorox Co 1.80%, 05/15/2030	195,465
	Coca-Cola Femsa SAB de CV
205,000	2.75%, 01/22/2030	220,633
150,000	1.85%, 09/01/2032	150,330
90,000	CommonSpirit Health 2.76%, 10/01/2024	94,436
149,000	Conagra Brands Inc 4.85%, 11/01/2028	181,869
	Constellation Brands Inc
226,000	3.60%, 02/15/2028	255,409
35,000	4.65%, 11/15/2028	42,120
19,000	3.15%, 08/01/2029	20,738
65,000	3.75%, 05/01/2050	72,421
	CVS Health Corp
285,000	4.13%, 04/01/2040	324,049
185,000	5.05%, 03/25/2048	235,266
255,000	Danaher Corp 2.60%, 10/01/2050	248,422
110,000	Dentsply Sirona Inc 3.25%, 06/01/2030	119,510
115,000	DH Europe Finance II SARL 2.60%, 11/15/2029	124,608
600,000	Diageo Capital PLC 2.00%, 04/29/2030	617,655
375,000	Eli Lilly & Co 3.38%, 03/15/2029	433,118
15,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 9.50%, 07/31/2027	15,675
	Equifax Inc
125,000	3.60%, 08/15/2021	128,280
275,000	2.60%, 12/01/2024	293,498
79,000	2.60%, 12/15/2025	84,561
25,000	3.10%, 05/15/2030	27,218
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	79,377
65,000	Estee Lauder Company Inc 2.60%, 04/15/2030	70,973
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	237,570
310,000	Flowers Foods Inc 3.50%, 10/01/2026	337,652
82,000	Garda World Security Corp(a) 9.50%, 11/01/2027	86,100
25,000	Gartner Inc(a) 3.75%, 10/01/2030	25,289

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	General Mills Inc
$ 200,000	3.70%, 10/17/2023	$ 218,036
165,000	2.88%, 04/15/2030	180,924
140,000	4.55%, 04/17/2038	177,890
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	89,421
425,000	1.65%, 10/01/2030	424,161
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	254,574
50,000	Global Medical Response Inc(a) 6.50%, 10/01/2025	49,630
	Global Payments Inc
120,000	4.80%, 04/01/2026	140,074
75,000	3.20%, 08/15/2029	81,811
270,000	2.90%, 05/15/2030	288,707
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,461
400,000	4.88%, 06/27/2044	468,512
	HCA Inc
25,000	5.38%, 02/01/2025	27,375
50,000	5.38%, 09/01/2026	55,250
25,000	5.63%, 09/01/2028	28,599
75,000	3.50%, 09/01/2030	76,366
200,000	Heineken NV(a) 4.35%, 03/29/2047	252,837
	Howard University
100,000	2.80%, 10/01/2030	103,125
160,000	3.48%, 10/01/2041	162,765
45,000	Humana Inc 2.50%, 12/15/2020	45,188
400,000	IHS Markit Ltd 4.75%, 08/01/2028	475,836
25,000	Jaguar Holding Co II / PPD Development LP(a) 5.00%, 06/15/2028	26,094
300,000	JM Smucker Co 3.50%, 03/15/2025	336,172
205,000	Johnson & Johnson 3.55%, 03/01/2036	247,993
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	212,013
130,000	4.42%, 05/25/2025	149,724
130,000	3.20%, 05/01/2030	145,130
75,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	76,989
25,000	LifePoint Health Inc(a) 4.38%, 02/15/2027	25,031
125,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a) 5.63%, 10/15/2023	31,250
95,000	McCormick & Co Inc 2.50%, 04/15/2030	101,450
25,000	MEDNAX Inc(a) 6.25%, 01/15/2027	25,937
775,000	Merck & Co Inc 3.40%, 03/07/2029	901,878
	Mondelez International Inc
135,000	1.50%, 05/04/2025	138,568
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 20,000	2.75%, 04/13/2030	$ 21,765
210,000	1.50%, 02/04/2031	204,594
50,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	51,375
25,000	Nielsen Co Luxembourg SARL(a) 5.00%, 02/01/2025	25,406
50,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	50,125
450,000	Novartis Capital Corp 2.20%, 08/14/2030	482,313
	PepsiCo Inc
55,000	2.63%, 03/19/2027	60,394
300,000	3.00%, 10/15/2027	338,738
45,000	1.63%, 05/01/2030	46,191
375,000	3.63%, 03/19/2050	454,706
	Pfizer Inc
65,000	2.63%, 04/01/2030	72,183
170,000	1.70%, 05/28/2030	174,991
420,000	Philip Morris International Inc 2.10%, 05/01/2030	431,718
50,000	Polaris Intermediate Corp(a)(f)(i) 8.50%, 12/01/2022 PIK rate, 9.25%	50,875
100,000	Post Holdings Inc(a) 5.75%, 03/01/2027	105,125
	Prestige Brands Inc(a)
50,000	6.38%, 03/01/2024	51,250
25,000	5.13%, 01/15/2028	25,813
250,000	Procter & Gamble Co 3.00%, 03/25/2030	289,833
110,000	Quest Diagnostics Inc 2.80%, 06/30/2031	118,711
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	221,337
75,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	82,219
250,000	Regeneron Pharmaceuticals Inc 2.80%, 09/15/2050	232,669
50,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	53,125
	Royalty Pharma PLC(a)
165,000	1.75%, 09/02/2027	164,856
415,000	2.20%, 09/02/2030	412,574
110,000	3.30%, 09/02/2040	107,772
80,000	3.55%, 09/02/2050	77,199
43,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	43,776
	Smithfield Foods Inc(a)
320,000	2.65%, 10/03/2021	321,979
125,000	3.00%, 10/15/2030	126,260
90,000	Sysco Corp 5.95%, 04/01/2030	113,575

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 400,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	$ 405,110
50,000	Team Health Holdings Inc(a)(f) 6.38%, 02/01/2025	34,250
25,000	Teleflex Inc(a) 4.25%, 06/01/2028	25,875
	Tenet Healthcare Corp
25,000	5.13%, 05/01/2025	25,025
50,000	7.00%, 08/01/2025(f)	51,465
25,000	4.88%, 01/01/2026(a)	25,375
25,000	5.13%, 11/01/2027(a)	25,715
25,000	6.13%, 10/01/2028(a)	24,344
	Thermo Fisher Scientific Inc
190,000	3.00%, 04/15/2023	200,950
60,000	4.13%, 03/25/2025	68,359
50,000	2.95%, 09/19/2026	55,647
250,000	Tyson Foods Inc 5.15%, 08/15/2044	331,097
	United Rentals North America Inc
25,000	4.00%, 07/15/2030	25,563
50,000	3.88%, 02/15/2031	50,750
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	111,659
140,000	2.88%, 08/15/2029	155,792
145,000	2.00%, 05/15/2030	151,505
155,000	3.50%, 08/15/2039	177,752
65,000	3.75%, 10/15/2047	76,985
95,000	2.90%, 05/15/2050	99,005
	Upjohn Inc(a)
65,000	1.65%, 06/22/2025	66,523
50,000	2.30%, 06/22/2027	51,602
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	159,841
150,000	4.13%, 03/15/2029	176,791
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,188
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	50,989
355,000	Zimmer Biomet Holdings Inc 3.05%, 01/15/2026	389,483
300,000	Zoetis Inc 3.00%, 05/15/2050	320,689
		35,046,868
Energy — 2.71%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
25,000	5.38%, 09/15/2024	21,375
50,000	5.75%, 03/01/2027(a)	41,375
25,000	5.75%, 01/15/2028(a)	20,563
25,000	Antero Resources Corp(f) 5.63%, 06/01/2023	18,125
25,000	Apache Corp 4.88%, 11/15/2027	23,625
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	$ 48,010
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	38,250
	Boardwalk Pipelines LP
300,000	4.80%, 05/03/2029	326,731
100,000	3.40%, 02/15/2031	97,946
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	527,084
140,000	3.63%, 04/06/2030	160,718
115,000	1.75%, 08/10/2030	114,043
25,000	Buckeye Partners LP(a) 4.50%, 03/01/2028	24,094
	Callon Petroleum Co
50,000	8.25%, 07/15/2025	13,500
25,000	6.38%, 07/01/2026	6,125
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	311,970
250,000	3.90%, 02/01/2025	270,986
25,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	10,188
25,000	Cheniere Energy Inc(a) 4.63%, 10/15/2028	25,656
	Cheniere Energy Partners LP
50,000	5.63%, 10/01/2026	52,000
25,000	4.50%, 10/01/2029	25,638
52,000	Chesapeake Energy Corp(a)(g)(h) 11.50%, 01/01/2025	7,020
300,000	Chevron Corp 3.08%, 05/11/2050	320,654
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	251,840
215,000	4.38%, 03/15/2029	222,327
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	365,642
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	50,625
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	455,470
25,000	Continental Resources Inc(f) 4.38%, 01/15/2028	21,614
25,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	23,563
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	404,622
25,000	Endeavor Energy Resources LP / EER Finance Inc(a) 6.63%, 07/15/2025	25,687

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Energy Transfer Operating LP
$ 105,000	5.25%, 04/15/2029	$ 112,907
140,000	6.13%, 12/15/2045	140,260
90,000	6.25%, 04/15/2049	92,614
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	212,054
335,000	4.80%, 02/01/2049	385,536
200,000	3.70%, 01/31/2051(f)	196,981
75,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 6.50%, 01/15/2026	79,031
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(g)(h) 8.00%, 11/29/2024	63
	EQM Midstream Partners LP
25,000	4.75%, 07/15/2023	24,969
25,000	6.50%, 07/01/2027(a)	26,500
25,000	5.50%, 07/15/2028	25,176
25,000	EQT Corp 8.75%, 02/01/2030	29,539
	Equinor ASA
150,000	3.63%, 04/06/2040	171,535
90,000	3.70%, 04/06/2050	103,000
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	605,636
250,000	4.23%, 03/19/2040	305,778
25,000	Gulfport Energy Corp 6.38%, 05/15/2025	15,250
	Hess Corp
50,000	7.30%, 08/15/2031	61,109
25,000	5.80%, 04/01/2047	27,358
25,000	Hess Midstream Operations LP(a) 5.13%, 06/15/2028	24,943
25,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 5.00%, 02/01/2028	24,500
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	24,875
200,000	Kinder Morgan Inc 5.05%, 02/15/2046	226,550
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	169,312
190,000	4.75%, 09/15/2044	197,955
	MPLX LP
110,000	1.75%, 03/01/2026	109,750
80,000	4.13%, 03/01/2027	88,327
120,000	4.25%, 12/01/2027	134,838
70,000	5.20%, 03/01/2047	75,071
165,000	4.70%, 04/15/2048	166,865
200,000	4.90%, 04/15/2058	202,513
25,000	Nabors Industries Ltd(a) 7.25%, 01/15/2026	12,313
	NuStar Logistics LP
50,000	5.63%, 04/28/2027	49,384
25,000	6.38%, 10/01/2030	25,937
	Oasis Petroleum Inc(h)
25,000	6.88%, 01/15/2023	5,813
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	6.25%, 05/01/2026(a)	$ 5,906
	Occidental Petroleum Corp
25,000	3.50%, 06/15/2025	20,750
25,000	8.88%, 07/15/2030	25,750
50,000	6.63%, 09/01/2030	46,125
25,000	6.45%, 09/15/2036	21,251
25,000	4.30%, 08/15/2039	17,329
25,000	4.10%, 02/15/2047	16,878
	ONEOK Inc
25,000	2.20%, 09/15/2025	24,633
75,000	5.85%, 01/15/2026	86,239
40,000	4.00%, 07/13/2027	41,625
20,000	3.10%, 03/15/2030	19,242
25,000	PDC Energy Inc 6.13%, 09/15/2024	23,813
25,000	Precision Drilling Corp 7.75%, 12/15/2023	19,000
25,000	QEP Resources Inc 5.25%, 05/01/2023	18,188
	Range Resources Corp
25,000	4.88%, 05/15/2025(f)	22,565
25,000	9.25%, 02/01/2026(a)	25,687
25,000	Rattler Midstream LP(a) 5.63%, 07/15/2025	25,188
75,000	Sabine Pass Liquefaction LLC(a) 4.50%, 05/15/2030	84,411
50,000	SESI LLC 7.75%, 09/15/2024	12,250
25,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	9,875
	Shell International Finance BV
400,000	4.13%, 05/11/2035	481,233
175,000	4.00%, 05/10/2046	203,616
25,000	SM Energy Co 6.75%, 09/15/2026	11,125
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	199,849
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	604,562
75,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	52,500
	Suncor Energy Inc
150,000	3.10%, 05/15/2025	161,106
400,000	6.50%, 06/15/2038	511,372
20,000	Sunoco Logistics Partners Operations LP 5.35%, 05/15/2045	18,563
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	72,656
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
25,000	6.50%, 07/15/2027	26,062
25,000	5.00%, 01/15/2028	24,375

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	5.50%, 03/01/2030(a)	$ 24,875
230,000	TC PipeLines LP 3.90%, 05/25/2027	246,405
	TerraForm Power Operating LLC(a)
50,000	5.00%, 01/31/2028	54,734
25,000	4.75%, 01/15/2030	26,562
	TransCanada PipeLines Ltd
150,000	4.10%, 04/15/2030	172,879
130,000	4.75%, 05/15/2038	153,163
5,000	6.10%, 06/01/2040	6,628
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	51,750
25,000	Ultra Resources Inc(a)(g)(h) 7.13%, 04/15/2025	123
	USA Compression Partners LP / USA Compression Finance Corp
50,000	6.88%, 04/01/2026	49,562
25,000	6.88%, 09/01/2027	24,791
365,000	Valero Energy Corp 4.00%, 04/01/2029	400,565
	Western Midstream Operating LP
25,000	4.50%, 03/01/2028	23,500
25,000	5.05%, 02/01/2030	24,373
25,000	5.30%, 03/01/2048	20,125
25,000	5.50%, 08/15/2048	20,625
25,000	WPX Energy Inc 5.25%, 10/15/2027	25,375
		12,741,067
Financial — 9.72%
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	449,756
425,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	414,720
50,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(a) 6.75%, 10/15/2027	52,456
	American Express Co
135,000	3.70%, 11/05/2021	139,426
155,000	4.20%, 11/06/2025	179,426
840,000	American International Group Inc 2.50%, 06/30/2025	897,709
	American Tower Corp REIT
130,000	2.40%, 03/15/2025	137,604
300,000	3.70%, 10/15/2049	328,147
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	53,500
350,000	Associated Banc-Corp 4.25%, 01/15/2025	372,847
25,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	25,464
Principal Amount		Fair Value
Financial — (continued)
$ 495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	$ 551,935
	Bank of America Corp
35,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	37,902
190,000	2.46%, 10/22/2025(c) 3-mo. LIBOR + 0.87%	200,358
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	106,124
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	940,410
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	560,362
315,000	2.88%, 10/22/2030(c) 3-mo. LIBOR + 1.19%	340,005
200,000	2.59%, 04/29/2031(c) 1-yr. SOFR + 2.15%	211,197
435,000	6.11%, 01/29/2037	613,723
455,000	4.08%, 03/20/2051(c) 3-mo. LIBOR + 3.15%	562,203
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	46,374
190,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	196,783
395,000	2.10%, 10/24/2024(f)	418,128
400,000	BBVA USA 3.88%, 04/10/2025	429,098
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	218,116
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	256,710
495,000	BlackRock Inc 1.90%, 01/28/2031	513,283
200,000	BNP Paribas SA(a)(c) 2.22%, 06/09/2026 1-yr. SOFR + 2.07%	206,254
530,000	Boston Properties LP REIT 3.20%, 01/15/2025	573,863
70,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	75,100
70,000	Camden Property Trust REIT 2.80%, 05/15/2030	76,079
460,000	Capital One Financial Corp 3.90%, 01/29/2024	500,629
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	328,552
	Citigroup Inc(c)
550,000	3.35%, 04/24/2025 3-mo. LIBOR + 0.89%	594,963
700,000	3.89%, 01/10/2028 3-mo. LIBOR + 1.56%	791,747
70,000	2.98%, 11/05/2030 1-yr. SOFR + 1.42%	75,677
580,000	4.41%, 03/31/2031 1-yr. SOFR + 3.91%	695,619

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	2.57%, 06/03/2031 1-yr. SOFR + 2.10%	$ 420,435
460,000	Citizens Financial Group Inc 2.64%, 09/30/2032	531,171
515,000	Comerica Inc 3.80%, 07/22/2026	567,737
	Crown Castle International Corp REIT
125,000	3.30%, 07/01/2030	136,489
145,000	2.25%, 01/15/2031	146,068
25,000	Cushman & Wakefield US Borrower LLC(a) 6.75%, 05/15/2028	25,954
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	224,928
400,000	Discover Bank 3.45%, 07/27/2026	437,773
250,000	Discover Financial Services 3.85%, 11/21/2022	266,577
30,000	Equinix Inc REIT 1.80%, 07/15/2027	30,263
	Fifth Third Bancorp
135,000	2.38%, 01/28/2025	142,943
400,000	3.95%, 03/14/2028	465,491
200,000	FMR LLC(a) 7.57%, 06/15/2029	293,868
135,000	FNB Corp 2.20%, 02/24/2023	136,196
450,000	GE Capital Funding LLC(a) 4.40%, 05/15/2030	483,705
400,000	GE Capital International Funding Co 4.42%, 11/15/2035	422,737
75,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	83,525
	Goldman Sachs Group Inc
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	93,313
735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	795,607
650,000	3.85%, 01/26/2027	730,352
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	232,957
50,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	53,000
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	363,402
375,000	Healthcare Trust of America Holdings LP REIT 2.00%, 03/15/2031	367,093
285,000	HSBC Holdings PLC 4.30%, 03/08/2026	321,513
150,000	HUB International Ltd(a) 7.00%, 05/01/2026	155,437
295,000	Huntington Bancshares Inc 2.55%, 02/04/2030	308,067
180,000	Invesco Finance PLC 3.75%, 01/15/2026	202,291
Principal Amount		Fair Value
Financial — (continued)
$ 105,000	Jefferies Group LLC 2.75%, 10/15/2032	$ 103,916
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	146,233
265,000	4.02%, 12/05/2024(c) 3-mo. LIBOR + 1.00%	291,425
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	741,582
1,025,000	2.95%, 10/01/2026	1,127,697
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	447,973
560,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	629,558
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	200,721
200,000	2.52%, 04/22/2031(c) 1-yr. SOFR + 2.04%	212,879
80,000	3.11%, 04/22/2041(c) 1-yr. SOFR + 2.46%	87,126
95,000	3.11%, 04/22/2051(c) 1-yr. SOFR + 2.44%	100,535
155,000	KeyCorp 2.55%, 10/01/2029	164,665
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	94,730
110,000	2.80%, 10/01/2026	117,578
285,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	344,461
400,000	Lincoln National Corp 3.63%, 12/12/2026	451,400
210,000	M&T Bank Corp 3.55%, 07/26/2023	227,564
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	413,559
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,191
230,000	4.05%, 10/15/2023	252,108
85,000	3.88%, 03/15/2024	94,211
55,000	4.38%, 03/15/2029	66,765
90,000	4.75%, 03/15/2039	118,277
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	428,804
24,000	3.73%, 10/15/2070	24,875
60,000	Mastercard Inc 3.35%, 03/26/2030	70,164
175,000	MetLife Inc 4.05%, 03/01/2045	212,448
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	543,577
	Morgan Stanley
405,000	2.63%, 11/17/2021	415,099
35,000	2.75%, 05/19/2022	36,270
1,000,000	4.10%, 05/22/2023	1,080,856
385,000	3.63%, 01/20/2027	434,902
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	683,245

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	4.43%, 01/23/2030(c) 3-mo. LIBOR + 1.62%	$ 119,613
295,000	2.70%, 01/22/2031(c) 1-yr. SOFR + 1.14%	314,942
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	266,195
300,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	320,696
	Navient Corp
25,000	5.88%, 10/25/2024	24,859
50,000	6.75%, 06/15/2026	50,000
25,000	5.00%, 03/15/2027	23,476
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	61,863
75,000	NFP Corp(a) 6.88%, 08/15/2028	75,814
250,000	Northern Trust Corp 1.95%, 05/01/2030	260,073
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	142,487
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	547,269
250,000	Physicians Realty LP REIT 3.95%, 01/15/2028	260,325
500,000	PNC Bank NA 3.25%, 01/22/2028	561,279
655,000	PNC Financial Services Group Inc 2.20%, 11/01/2024	693,764
140,000	Progressive Corp 3.20%, 03/26/2030	160,264
	Quicken Loans LLC(a)
75,000	5.75%, 05/01/2025	77,212
50,000	5.25%, 01/15/2028	52,683
25,000	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(a) 3.88%, 03/01/2031	24,688
150,000	Raymond James Financial Inc 4.65%, 04/01/2030	182,364
290,000	Regency Centers LP REIT 4.13%, 03/15/2028	324,228
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	248,768
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	84,348
155,000	2.84%, 01/15/2025	165,854
	State Street Corp
405,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	443,262
550,000	3.30%, 12/16/2024	609,020
95,000	2.90%, 03/30/2026(a)(c) 1-yr. SOFR + 2.60%	103,242
300,000	Stifel Financial Corp 4.25%, 07/18/2024	337,054
250,000	Synovus Bank(c) 2.29%, 02/10/2023 1-yr. SOFR + 0.94%	253,013
75,000	Travelers Cos Inc 2.55%, 04/27/2050	73,409
Principal Amount		Fair Value
Financial — (continued)
	Truist Bank
$ 200,000	3.30%, 05/15/2026	$ 224,240
250,000	3.80%, 10/30/2026	289,028
500,000	2.25%, 03/11/2030	514,712
330,000	UDR Inc REIT 3.10%, 11/01/2034	356,823
250,000	US Bancorp 1.38%, 07/22/2030	248,066
75,000	USI Inc(a) 6.88%, 05/01/2025	75,937
95,000	VEREIT Operating Partnership LP REIT 3.40%, 01/15/2028	98,942
	VICI Properties LP / VICI Note Co Inc REIT(a)
25,000	4.25%, 12/01/2026	25,116
25,000	4.63%, 12/01/2029	25,536
	Visa Inc
250,000	3.15%, 12/14/2025	279,650
75,000	4.30%, 12/14/2045	99,407
	Wells Fargo & Co
245,000	3.07%, 01/24/2023	252,690
135,000	2.41%, 10/30/2025(c) 3-mo. LIBOR + 0.82%	141,439
250,000	2.19%, 04/30/2026(c) 1-yr. SOFR + 2.00%	259,641
750,000	4.30%, 07/22/2027	857,590
360,000	2.39%, 06/02/2028(c) 1-yr. SOFR + 2.10%	375,437
250,000	2.88%, 10/30/2030(c) 3-mo. LIBOR + 1.17%	266,653
145,000	4.75%, 12/07/2046	180,869
130,000	5.01%, 04/04/2051(c) 3-mo. LIBOR + 4.24%	176,590
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	337,242
250,000	3.63%, 10/22/2021	257,773
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	570,009
120,000	2.70%, 02/15/2027	126,640
	Willis North America Inc
85,000	3.60%, 05/15/2024	92,799
200,000	2.95%, 09/15/2029	216,138
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	554,053
		45,766,619
Industrial — 3.60%
	Agilent Technologies Inc
155,000	2.75%, 09/15/2029	167,178
165,000	2.10%, 06/04/2030	169,060
350,000	Airbus SE(a) 3.15%, 04/10/2027	369,161
80,000	Allegion PLC 3.50%, 10/01/2029	87,523
310,000	Allegion US Holding Co Inc 3.55%, 10/01/2027	336,988

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(f) 5.25%, 08/15/2027	$ 203,800
200,000	BAE Systems PLC(a) 3.00%, 09/15/2050	200,498
25,000	Ball Corp 2.88%, 08/15/2030	24,719
50,000	Berry Global Inc(a) 5.63%, 07/15/2027	52,437
	Boeing Co
150,000	4.51%, 05/01/2023	157,912
150,000	4.88%, 05/01/2025	163,629
365,000	5.04%, 05/01/2027(f)	400,703
255,000	2.95%, 02/01/2030(f)	246,600
60,000	3.25%, 02/01/2035	56,346
75,000	3.95%, 08/01/2059	67,732
90,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	93,780
110,000	Carrier Global Corp(a) 2.70%, 02/15/2031	114,518
200,000	Caterpillar Inc(f) 2.60%, 04/09/2030	219,449
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	529,479
50,000	Cornerstone Building Brands Inc(a) 8.00%, 04/15/2026	52,500
50,000	CSX Corp 4.50%, 03/15/2049	65,036
	Energizer Holdings Inc(a)
25,000	6.38%, 07/15/2026	26,880
25,000	4.75%, 06/15/2028	25,873
25,000	4.38%, 03/31/2029(f)	25,250
	FedEx Corp
200,000	3.80%, 05/15/2025	225,905
60,000	3.30%, 03/15/2027	66,717
100,000	3.10%, 08/05/2029	111,024
340,000	4.25%, 05/15/2030(f)	406,889
300,000	4.05%, 02/15/2048	345,583
125,000	Flex Acquisition Co Inc(a) 7.88%, 07/15/2026	126,250
75,000	Gates Global LLC / Gates Corp(a) 6.25%, 01/15/2026	77,062
95,000	General Dynamics Corp 4.25%, 04/01/2040	119,312
320,000	General Electric Co(f) 3.63%, 05/01/2030	331,854
25,000	Graphic Packaging International LLC(a) 3.50%, 03/01/2029	25,156
305,000	Honeywell International Inc 1.95%, 06/01/2030	320,725
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	350,130
550,000	Ingram Micro Inc 5.45%, 12/15/2024	587,310
Principal Amount		Fair Value
Industrial — (continued)
	John Deere Capital Corp
$ 90,000	3.20%, 01/10/2022	$ 93,227
40,000	1.20%, 04/06/2023	40,782
105,000	3.45%, 06/07/2023	113,520
160,000	2.60%, 03/07/2024	171,044
75,000	1.75%, 03/09/2027	78,354
390,000	3.45%, 03/07/2029	457,188
250,000	Kansas City Southern 3.00%, 05/15/2023	257,086
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	451,692
75,000	Koppers Inc(a) 6.00%, 02/15/2025	76,031
	L3Harris Technologies Inc
210,000	3.85%, 06/15/2023	227,344
32,000	4.40%, 06/15/2028	38,155
85,000	Lennox International Inc 1.70%, 08/01/2027	84,939
	Lockheed Martin Corp
55,000	1.85%, 06/15/2030	57,209
230,000	3.80%, 03/01/2045	273,449
92,000	4.09%, 09/15/2052	118,170
	Mauser Packaging Solutions Holding Co(a)
25,000	5.50%, 04/15/2024	25,089
75,000	7.25%, 04/15/2025	70,594
45,000	Norfolk Southern Corp 3.40%, 11/01/2049	49,861
	Northrop Grumman Corp
280,000	3.25%, 01/15/2028	314,445
235,000	5.15%, 05/01/2040	315,357
1,110,000	Otis Worldwide Corp 2.57%, 02/15/2030	1,192,151
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	52,750
25,000	6.38%, 08/15/2025	27,250
460,000	Packaging Corp of America 3.65%, 09/15/2024	504,044
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	437,511
300,000	PerkinElmer Inc 3.30%, 09/15/2029	332,932
	Raytheon Technologies Corp
415,000	3.95%, 08/16/2025	471,779
30,000	4.45%, 11/16/2038	36,881
60,000	4.63%, 11/16/2048	78,016
230,000	Republic Services Inc 1.45%, 02/15/2031	226,647
50,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(a) 4.00%, 10/15/2027	50,323
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	147,547
210,000	3.80%, 12/15/2026	242,301
	Ryder System Inc
400,000	3.40%, 03/01/2023	424,290

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 175,000	2.90%, 12/01/2026	$ 188,784
25,000	Sealed Air Corp(a) 4.00%, 12/01/2027	26,120
	Sensata Technologies Inc(a)
25,000	4.38%, 02/15/2030	26,250
25,000	3.75%, 02/15/2031	24,844
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	78,000
250,000	Textron Financial Corp(a)(c) 2.02%, 02/15/2042 3-mo. LIBOR + 1.73%	172,500
155,000	Textron Inc 3.88%, 03/01/2025	169,819
	TransDigm Inc
50,000	6.50%, 07/15/2024	49,875
50,000	6.25%, 03/15/2026(a)	52,428
25,000	7.50%, 03/15/2027	25,958
25,000	5.50%, 11/15/2027	24,026
50,000	Trident TPI Holdings Inc(a) 6.63%, 11/01/2025	49,250
25,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	25,500
	Union Pacific Corp
195,000	2.40%, 02/05/2030	209,753
360,000	3.25%, 02/05/2050	399,127
40,000	Waste Management Inc 4.15%, 07/15/2049	50,952
25,000	Watco Cos LLC / Watco Finance Corp(a) 6.50%, 06/15/2027	25,578
	WESCO Distribution Inc
50,000	5.38%, 06/15/2024	51,313
25,000	7.25%, 06/15/2028(a)	27,392
100,000	Westinghouse Air Brake Technologies Corp 3.20%, 06/15/2025	105,357
145,000	Worthington Industries Inc 4.30%, 08/01/2032	169,551
290,000	WRKCo Inc 4.00%, 03/15/2028	332,845
160,000	Xylem Inc 2.25%, 01/30/2031	169,515
		16,943,663
Technology — 2.71%
	Apple Inc
435,000	1.13%, 05/11/2025	445,065
885,000	3.35%, 02/09/2027	1,011,743
395,000	3.85%, 08/04/2046	493,076
25,000	Black Knight InfoServ LLC(a) 3.63%, 09/01/2028	25,266
25,000	Booz Allen Hamilton Inc(a) 3.88%, 09/01/2028	25,664
440,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	487,900
	Broadcom Inc
60,000	4.70%, 04/15/2025	68,166
230,000	3.15%, 11/15/2025	248,071
Principal Amount		Fair Value
Technology — (continued)
$ 35,000	4.25%, 04/15/2026	$ 39,438
475,000	4.11%, 09/15/2028	531,175
540,000	5.00%, 04/15/2030	636,925
175,000	4.15%, 11/15/2030	196,470
50,000	BY Crown Parent LLC(a) 7.38%, 10/15/2024	50,750
25,000	BY Crown Parent LLC / BY Bond Finance Inc(a) 4.25%, 01/31/2026	25,453
25,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	24,906
	Dell International LLC / EMC Corp(a)
75,000	7.13%, 06/15/2024	78,022
440,000	5.85%, 07/15/2025	513,404
45,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	50,962
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	83,859
301,000	3.75%, 05/21/2029	354,013
	Fiserv Inc
315,000	3.80%, 10/01/2023	343,718
460,000	3.20%, 07/01/2026	510,959
380,000	2.25%, 06/01/2027	401,130
150,000	3.50%, 07/01/2029	170,720
	Intel Corp
235,000	3.73%, 12/08/2047	280,009
185,000	3.25%, 11/15/2049	206,144
	International Business Machines Corp
630,000	1.95%, 05/15/2030	648,509
100,000	4.25%, 05/15/2049	124,561
185,000	Lam Research Corp 4.00%, 03/15/2029	221,539
	Leidos Inc(a)
215,000	3.63%, 05/15/2025	238,467
300,000	4.38%, 05/15/2030	351,084
25,000	Logan Merger Sub Inc(a) 5.50%, 09/01/2027	25,375
185,000	Microchip Technology Inc(a) 2.67%, 09/01/2023	191,510
	Micron Technology Inc
70,000	2.50%, 04/24/2023	72,687
150,000	4.98%, 02/06/2026	173,849
	Microsoft Corp
100,000	3.70%, 08/08/2046	125,480
135,000	2.53%, 06/01/2050	140,829
487,000	3.95%, 08/08/2056	642,363
103,000	2.68%, 06/01/2060	107,851
	NCR Corp(a)
50,000	8.13%, 04/15/2025	55,262
25,000	5.25%, 10/01/2030	25,000
205,000	NVIDIA Corp 3.50%, 04/01/2040	240,048
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	331,684
71,000	5.35%, 03/01/2026	83,938

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
$ 275,000	3.15%, 05/01/2027	$ 297,810
94,000	4.30%, 06/18/2029	108,402
25,000	ON Semiconductor Corp(a) 3.88%, 09/01/2028	25,352
	Oracle Corp
215,000	3.80%, 11/15/2037	251,832
235,000	3.60%, 04/01/2040	268,006
155,000	4.00%, 07/15/2046	183,202
140,000	3.60%, 04/01/2050	156,103
25,000	PTC Inc(a) 4.00%, 02/15/2028	25,696
25,000	Qorvo Inc 4.38%, 10/15/2029	26,562
90,000	salesforce.com Inc 3.25%, 04/11/2023	96,485
25,000	Science Applications International Corp(a) 4.88%, 04/01/2028	25,382
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,015
50,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	53,136
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	102,061
25,000	Veritas US Inc / Veritas Bermuda Ltd(a) 7.50%, 09/01/2025	25,781
		12,773,869
Utilities — 3.41%
	Alabama Power Co
125,000	2.45%, 03/30/2022	128,452
60,000	4.15%, 08/15/2044	73,139
190,000	Ameren Corp 3.65%, 02/15/2026	214,334
	American Water Capital Corp
125,000	3.75%, 09/01/2028	146,020
50,000	2.80%, 05/01/2030	54,730
50,000	4.15%, 06/01/2049	62,663
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.88%, 08/20/2026	27,481
25,000	5.75%, 05/20/2027	27,375
450,000	Appalachian Power Co 3.40%, 06/01/2025	493,493
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	96,325
75,000	6.13%, 04/01/2036	106,917
145,000	Black Hills Corp 2.50%, 06/15/2030	149,840
	Calpine Corp(a)
50,000	5.25%, 06/01/2026	52,003
25,000	4.50%, 02/15/2028	25,604
Principal Amount		Fair Value
Utilities — (continued)
	Cleco Corporate Holdings LLC
$ 65,000	3.74%, 05/01/2026	$ 69,330
5,000	4.97%, 05/01/2046	5,532
195,000	Commonwealth Edison Co 3.65%, 06/15/2046	229,699
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	391,803
	Dominion Energy Gas Holdings LLC
100,000	2.50%, 11/15/2024	106,276
25,000	3.00%, 11/15/2029	27,521
105,000	3.90%, 11/15/2049	121,355
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	209,651
400,000	2.85%, 08/15/2026	438,414
115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	171,482
25,000	DPL Inc(a) 4.13%, 07/01/2025	26,161
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	180,198
	Duke Energy Corp
130,000	3.75%, 04/15/2024	142,751
125,000	3.75%, 09/01/2046	142,257
140,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	155,856
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	168,369
95,000	East Ohio Gas Co(a) 3.00%, 06/15/2050	98,680
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	380,590
300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	407,185
	Evergy Inc
90,000	4.85%, 06/01/2021	91,598
560,000	2.45%, 09/15/2024	592,716
25,000	2.90%, 09/15/2029	26,816
	Evergy Metro Inc
20,000	2.25%, 06/01/2030	21,161
210,000	4.20%, 03/15/2048	263,854
350,000	Eversource Energy 2.90%, 10/01/2024	378,753
	Exelon Corp
110,000	2.45%, 04/15/2021	110,951
180,000	4.70%, 04/15/2050	228,805
	FirstEnergy Corp
30,000	1.60%, 01/15/2026	29,807
80,000	2.25%, 09/01/2030	78,186
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	140,767
	Georgia Power Co
145,000	2.40%, 04/01/2021	146,241
225,000	2.10%, 07/30/2023	234,861

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 45,000	4.75%, 09/01/2040	$ 55,302
515,000	Gulf Power Co 4.55%, 10/01/2044	621,469
240,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	257,907
675,000	National Fuel Gas Co 3.75%, 03/01/2023	700,430
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	399,878
295,000	NextEra Energy Capital Holdings Inc 2.25%, 06/01/2030	307,006
	NiSource Inc
150,000	3.49%, 05/15/2027	167,100
355,000	3.60%, 05/01/2030	404,246
135,000	4.38%, 05/15/2047	166,989
75,000	NRG Energy Inc 6.63%, 01/15/2027	79,312
310,000	Oglethorpe Power Corp 5.05%, 10/01/2048	365,764
60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	65,486
510,000	Pacific Gas & Electric Co 2.50%, 02/01/2031	485,590
	PacifiCorp
75,000	2.70%, 09/15/2030	82,679
42,000	4.13%, 01/15/2049	52,327
10,000	3.30%, 03/15/2051	11,199
25,000	Pattern Energy Operations LP / Pattern Energy Operations Inc(a) 4.50%, 08/15/2028	25,938
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	109,664
	Public Service Enterprise Group Inc
145,000	2.88%, 06/15/2024	155,127
600,000	1.60%, 08/15/2030	590,059
	Puget Energy Inc
185,000	3.65%, 05/15/2025	198,585
220,000	4.10%, 06/15/2030(a)	245,409
	Sempra Energy
300,000	3.55%, 06/15/2024	324,760
460,000	3.40%, 02/01/2028	505,651
60,000	3.80%, 02/01/2038	66,959
20,000	4.00%, 02/01/2048	22,506
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	108,963
	Southern California Edison Co
90,000	2.85%, 08/01/2029	94,502
300,000	2.25%, 06/01/2030(f)	300,807
27,000	4.00%, 04/01/2047	28,911
88,000	4.13%, 03/01/2048	96,195
105,000	3.65%, 02/01/2050	109,086
	Southern Co
730,000	3.70%, 04/30/2030	832,799
55,000	4.40%, 07/01/2046	65,094
Principal Amount		Fair Value
Utilities — (continued)
$ 200,000	4.00%, 01/15/2051	$ 200,555
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	26,277
50,000	Vistra Operations Co LLC(a) 5.63%, 02/15/2027	52,760
165,000	Xcel Energy Inc 2.60%, 12/01/2029	178,150
		16,037,443
TOTAL CORPORATE BONDS AND NOTES — 37.03% (Cost $161,125,992)		$174,306,941
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Abu Dhabi Government International Bond(a) 2.50%, 04/16/2025	212,192
270,000	Chile Government International Bond 2.55%, 01/27/2032	284,850
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	205,500
500,000	4.50%, 03/15/2029	560,990
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	528,130
60,000	Hungary Government International Bond 6.38%, 03/29/2021	61,683
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	537,565
200,000	4.75%, 04/27/2032	226,000
45,000	Peruvian Government International Bond 2.39%, 01/23/2026	47,138
200,000	Qatar Government International Bond(a) 3.75%, 04/16/2030	231,718
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	167,037
200,000	Saudi Government International Bond(a) 2.90%, 10/22/2025	213,601
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.70% (Cost $3,042,916)		$3,276,404
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.21%
	Angel Oak Mortgage Trust(a)(b)
	Series 2019-3 Class A1
186,717	2.93%, 05/25/2059	189,067
	Series 2020-1 Class A1
179,825	2.47%, 12/25/2059	181,607

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class A1
$ 241,564	1.47%, 06/25/2065	$ 242,401
	Series 2020-6 Class A1
155,596	1.26%, 05/25/2065	155,581
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
89,956	3.65%, 09/25/2048	91,837
	Series 2019-2 Class A1
110,375	3.63%, 03/25/2049	112,836
	Series 2019-4 Class A1
330,428	2.99%, 07/26/2049	334,958
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
147,694	3.76%, 04/25/2048	150,605
	Series 2019-2 Class A1
235,834	3.35%, 04/25/2049	242,567
	Series 2019-3 Class A1
219,595	2.96%, 10/25/2048	225,400
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	399,974
	Series 2019-BN16 Class XA
2,604,567	1.12%, 02/15/2052(b)	165,723
	Series 2019-BN18 Class XA
994,836	1.05%, 05/15/2062(b)	63,943
	Series 2019-BN20 Class XA
1,289,632	0.96%, 09/15/2062(b)	79,458
	Series 2019-BN22 Class XA
1,805,035	0.72%, 11/15/2062(b)	85,866
	Series 2019-BN23 Class XA
2,954,042	0.82%, 12/15/2052(b)	164,084
	Series 2019-BN24 Class XA
997,408	0.77%, 11/15/2062(b)	51,697
	Series 2020-BN26 Class XA
1,077,448	1.36%, 03/15/2063(b)	99,745
	Series 2020-BN28 Class XA
2,415,000	1.79%, 03/15/2063(b)	355,488
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 1.00%, 08/15/2036 1-mo. LIBOR + 0.85%	221,348
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	460,383
	Series 2019-B10 Class XA
2,356,962	1.39%, 03/15/2062(b)	190,633
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	348,750
	Series 2019-B12 Class XA
996,985	1.20%, 08/15/2052(b)	67,019
	Series 2020-B18 Class XA
634,941	1.92%, 07/15/2053(b)	77,444
376,720	Bunker Hill Loan Depository Trust(a)(b) Series 2020-1 Class A1 1.72%, 02/25/2055	380,302
Principal Amount		Fair Value
Non-Agency — (continued)
$ 130,167	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 0.90%, 11/15/2035 1-mo. LIBOR + 0.75%	$ 130,167
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 1.60%, 12/15/2037 1-mo. LIBOR + 1.45%	99,498
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	326,745
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	277,956
101,815	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	104,071
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,605,597
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	450,977
	Citigroup Mortgage Loan Trust
	Series 2018-RP2 Class A1
232,701	3.50%, 02/25/2058	246,152
	Series 2018-RP3 Class A1
259,419	3.25%, 03/25/2061(a)(b)	273,871
	COLT Mortgage Loan Trust(a)(b)
	Series 2019-2 Class A1
71,871	3.34%, 05/25/2049	72,528
	Series 2019-3 Class A1
85,775	2.76%, 08/25/2049	86,747
	Series 2019-4 Class A1
243,106	2.58%, 11/25/2049	245,998
	Series 2020-1R Class A1
150,000	1.26%, 09/25/2065	150,000
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
253,550	2.94%, 01/10/2046	263,250
	Series 2019-WCM Class A
400,000	1.05%, 10/15/2034(a)(c) 1-mo. LIBOR + 0.90%	397,605
	Credit Suisse Mortgage Trust
	Series 2017-FHA1 Class A1
48,892	3.25%, 04/25/2047(a)(b)	50,752
	Series 2018-RPL9 Class A
243,135	3.85%, 09/25/2057(a)(b)	266,629
	Series 2020-NET Class A
100,000	2.26%, 08/15/2037(a)	103,107
	Series 2020-NQM1 Class A1
705,000	1.21%, 05/25/2065(a)(d)	705,000

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-RPL4 Class A1
$ 595,000	2.00%, 01/25/2060	$ 614,088
335,000	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	354,202
12,145,740	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.33%, 10/15/2051	175,794
488,947	DBJPM Mortgage Trust(b) Series 2020-C9 Class XA 1.83%, 09/15/2053	55,497
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
15,076	2.45%, 06/25/2047	15,108
	Series 2018-3A Class A1
100,619	3.79%, 08/25/2058	100,934
	Series 2019-2A Class A1
85,296	3.56%, 04/25/2059	86,287
135,277	GCAT Trust(a)(d) Series 2020-NQM2 Class A1 1.56%, 04/25/2065	135,292
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.19%, 07/10/2046	407,313
	Series 2014-GC24 Class B
275,000	4.64%, 09/10/2047	244,995
	Series 2020-GC45 Class XA
2,039,407	0.68%, 02/13/2053	103,091
108,052	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	110,217
120,000	JP Morgan Chase Commercial Mortgage Securities Trust(a) Series 2020-NNN Class AFX 2.81%, 01/16/2037	124,666
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	290,113
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	598,245
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	332,463
123,306	MetLife Securitization Trust(a)(b) Series 2018-1A Class A 3.75%, 03/25/2057	132,581
33,212	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	33,607
	Mill City Mortgage Loan Trust(a)(b)
	Series 2019-1 Class A1
233,486	3.25%, 10/25/2069	248,035
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-GS1 Class A1
$ 577,966	2.75%, 07/25/2059	$ 603,794
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	675,029
305,000	Mortgage Insurance-Linked Notes(a)(c) Series 2019-1 Class M1 2.05%, 11/26/2029 1-mo. LIBOR + 1.90%	298,714
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	1.25%, 12/15/2033 1-mo. LIBOR + 1.10%	98,544
	Series 2019-TECH Class C
100,000	1.45%, 12/15/2033 1-mo. LIBOR + 1.30%	97,833
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	223,844
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
52,024	3.75%, 05/28/2052(b)	55,638
	Series 2017-2A Class A3
132,988	4.00%, 03/25/2057(b)	143,849
	Series 2017-3A Class A1
214,925	4.00%, 04/25/2057(b)	232,181
	Series 2017-4A Class A1
85,692	4.00%, 05/25/2057(b)	93,658
	Series 2017-5A Class A1
86,139	1.65%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	86,187
	Series 2017-6A Class A1
128,162	4.00%, 08/27/2057(b)	138,136
	Series 2018-1A Class A1A
641,802	4.00%, 12/25/2057(b)	692,764
	Series 2018-2A Class A1
152,654	4.50%, 02/25/2058(b)	166,458
	Series 2018-4A Class A1S
171,465	0.90%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	171,083
	Series 2019-3A Class A1A
253,540	3.75%, 11/25/2058(b)	271,353
	Series 2019-5A Class A1B
270,457	3.50%, 08/25/2059(b)	283,168
	Series 2019-NQM2 Class A1
94,435	3.60%, 04/25/2049(b)	95,533
	Series 2019-NQM3 Class A1
231,809	2.80%, 07/25/2049(b)	236,065
	Series 2019-NQM4 Class A1
117,870	2.49%, 09/25/2059(b)	119,978
	Series 2020-1A Class A1B
149,918	3.50%, 10/25/2059(b)	160,296

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-NPL2 Class A1
$ 97,767	3.23%, 08/25/2060(d)	$ 97,777
	Preston Ridge Partners Mortgage LLC
	Series 2019-GS1 Class A1
134,273	3.50%, 10/25/2024(a)(b)	134,447
	Series 2020-3 Class A1
430,000	2.88%, 09/25/2025	429,993
150,000	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 1.10%, 02/25/2030 1-mo. LIBOR + 0.95%	149,446
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	493,202
139,804	Starwood Mortgage Residential Trust(a)(b) Series 2020-3 Class A1 1.49%, 04/25/2065	140,174
	Verus Securitization Trust(a)
	Series 2018-INV2 Class A1FX
181,197	4.15%, 10/25/2058(b)	183,737
	Series 2019-1 Class A1
235,450	3.84%, 02/25/2059(b)	238,647
	Series 2019-2 Class A1
97,859	3.21%, 05/25/2059(b)	100,061
	Series 2020-4 Class A1
221,709	1.50%, 05/25/2065(d)	222,519
	Series 2020-NPL1 Class A1
320,000	3.60%, 08/25/2050(d)	319,972
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	159,917
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	351,804
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	411,770
		24,535,465
U.S. Government Agency — 29.50%
142,709	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	154,213
	Federal Home Loan Mortgage Corp
165	4.00%, 12/01/2020	174
143	4.50%, 04/01/2021	150
401	6.00%, 05/01/2021	403
1,514	4.50%, 07/01/2021	1,586
1,864	5.00%, 03/01/2022	1,964
468,987	3.00%, 09/01/2027	497,284
6,699	6.00%, 11/01/2033	7,751
8,851	6.00%, 04/01/2035	9,883
18,082	4.50%, 05/01/2035	19,807
64,800	5.50%, 08/01/2035	74,827
46,795	4.50%, 11/01/2035	51,152
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,544	6.50%, 02/01/2036	$ 5,223
12,255	4.50%, 03/01/2036	13,563
13,800	6.00%, 03/01/2036	16,345
14,455	5.50%, 06/01/2036	16,028
33,557	5.50%, 08/01/2036	38,951
4,596	6.00%, 08/01/2037	5,245
21,552	7.00%, 08/01/2037	24,306
64,450	5.00%, 04/01/2038	73,993
174,678	5.50%, 05/01/2038	201,133
121,955	4.50%, 03/01/2039	136,153
129,990	4.50%, 05/01/2039	145,874
125,835	4.00%, 09/01/2040	138,894
312,079	5.00%, 09/01/2040	358,888
36,762	4.00%, 09/01/2043	40,617
1,095,603	4.00%, 03/01/2044	1,207,184
368,808	4.50%, 04/01/2044	411,391
775,040	4.50%, 12/01/2044	860,834
608,584	3.00%, 02/01/2047	639,672
4,167,198	3.00%, 10/01/2049	4,365,902
863,599	2.50%, 11/01/2049	906,485
1,960,408	3.00%, 12/01/2049	2,052,673
866,097	3.00%, 02/01/2050	906,859
1,005,952	2.50%, 03/01/2050	1,055,907
1,105,736	3.50%, 03/01/2050	1,164,805
946,570	3.00%, 04/01/2050	991,120
1,249,136	3.50%, 05/01/2050	1,316,534
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	218,454
	Series K104 Class X1
1,004,180	1.13%, 01/25/2030(b)	89,520
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
36,255	3.00%, 05/15/2041	39,182
	Series 4097 Class KA
194,188	2.00%, 09/15/2031	200,017
	Series 4122 Class AB
154,468	1.50%, 10/15/2042	154,882
	Series 4139 Class PA
192,341	2.50%, 11/15/2041	201,427
	Series 4142 Class PT
139,300	1.25%, 12/15/2027	141,341
	Series 4146 Class AB
126,826	1.13%, 12/15/2027	128,141
	Series 4216 Class KQ
146,849	1.70%, 10/15/2039	149,062
	Series 4961 Class JB
260,828	2.50%, 12/15/2042	272,108
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	4.65%, 02/25/2024 1-mo. LIBOR + 4.50%	94,830

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2014-DN2 Class M3
$ 149,520	3.75%, 04/25/2024 1-mo. LIBOR + 3.60%	$ 137,922
	Series 2014-DN3 Class M3
186,179	4.15%, 08/25/2024 1-mo. LIBOR + 4.00%	189,738
	Federal National Mortgage Association
512,647	4.00%, 07/01/2026	545,315
718,196	3.50%, 01/01/2031	763,211
160,000	3.09%, 07/01/2032	184,496
385,000	3.10%, 07/01/2032	444,755
218,541	3.19%, 07/01/2033	248,486
10,576	4.50%, 08/01/2035	11,651
19,330	6.00%, 02/01/2036	22,577
82,384	5.50%, 03/01/2036	95,682
23,823	6.50%, 06/01/2036	26,644
51,378	6.00%, 03/01/2037	60,369
261	6.50%, 04/01/2037	291
56,573	6.00%, 08/01/2037	66,671
23,538	6.50%, 08/01/2037	27,331
725,813	4.00%, 02/01/2041	799,367
4,292,205	4.50%, 02/01/2041	4,829,738
379,699	4.00%, 10/01/2041	418,268
707,532	4.00%, 01/01/2045	775,236
467,518	3.50%, 08/01/2045	498,536
900,900	4.00%, 10/01/2046	977,007
1,026,330	3.50%, 01/01/2047	1,086,569
4,545,780	4.00%, 06/01/2047	4,886,202
2,629,637	4.50%, 11/01/2047	2,859,206
1,252,320	4.50%, 04/01/2048	1,356,276
620,294	4.00%, 02/01/2049	661,490
1,680,098	3.00%, 10/01/2049	1,759,170
498,286	3.00%, 11/01/2049	521,737
1,969,497	3.00%, 12/01/2049	2,062,190
1,939,554	3.00%, 02/01/2050	2,030,838
972,933	2.50%, 03/01/2050	1,021,248
5,492,448	3.00%, 04/01/2050	5,768,455
1,690,333	3.50%, 05/01/2050	1,784,714
2,462,460	2.50%, 06/01/2050	2,584,744
	Federal National Mortgage Association Alternative Credit Enhancement Securities(b)
	Series 2019-M21 Class X3
2,147,503	1.33%, 06/25/2034	222,981
	Series 2020-M2 Class X
5,380,352	0.35%, 01/25/2030	120,575
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
327,679	2.75%, 05/25/2024 1-mo. LIBOR + 2.60%	286,813
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2014-C04 Class 1M2
$ 276,317	5.05%, 11/25/2024 1-mo. LIBOR + 4.90%	$ 286,508
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
141,725	1.50%, 09/25/2027	144,488
	Series 2012-124 Class JA
101,605	1.50%, 11/25/2042	101,923
	Series 2012-128 Class PD
269,706	1.50%, 06/25/2042	274,845
	Series 2012-18 Class GA
86,201	2.00%, 12/25/2041	89,109
	Series 2012-21 Class PQ
45,445	2.00%, 09/25/2041	46,822
	Series 2012-52 Class PA
53,551	3.50%, 05/25/2042	58,076
	Series 2012-75 Class KC
88,056	2.50%, 12/25/2041	90,932
	Series 2013-16 Class A
233,895	1.75%, 01/25/2040	236,676
	Series 2013-43 Class XP
170,695	1.50%, 08/25/2041	173,814
	Series 2013-77 Class BP
139,260	1.70%, 06/25/2043	141,505
	Series 2013-9 Class PT
120,676	1.25%, 02/25/2028	122,139
	Series 2015-48 Class QB
83,945	3.00%, 02/25/2043	87,219
	Series 2015-5 Class EP
175,587	2.00%, 06/25/2043	179,561
	Series 2016-11 Class GA
84,934	2.50%, 03/25/2046	89,228
	Series 2016-38 Class NA
35,756	3.00%, 01/25/2046	38,546
	Series 2017-26 Class CG
123,530	3.50%, 07/25/2044	129,563
	Series 2017-34 Class JK
62,664	3.00%, 05/25/2047	64,907
	Series 2017-35 Class AH
149,394	3.50%, 04/25/2053	154,063
	Series 2017-49 Class JA
117,831	4.00%, 07/25/2053	123,382
	Series 2017-72 Class B
74,956	3.00%, 09/25/2047	80,477
	Series 2017-72 Class CD
76,952	3.00%, 09/25/2047	82,788
	Series 2017-84 Class KA
93,458	3.50%, 04/25/2053	96,285
	Series 2017-A6 Class A6
183,199	3.00%, 12/25/2054	192,989
	Series 2018-19 Class DC
74,362	3.50%, 05/25/2056	78,077
	Series 2018-23 Class LA
76,185	3.50%, 04/25/2048	82,906
	Series 2018-38 Class PC
89,796	3.50%, 03/25/2045	92,262

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-70 Class HA
$ 127,660	3.50%, 10/25/2056	$ 137,065
	Series 2018-72 Class BA
166,824	3.50%, 07/25/2054	175,947
	Series 2018-77 Class PA
58,575	3.50%, 02/25/2048	61,534
	Series 2018-80 Class GD
120,442	3.50%, 12/25/2047	127,779
	Series 2019-12 Class HA
143,451	3.50%, 11/25/2057	155,132
	Series 2019-14 Class CA
135,844	3.50%, 04/25/2049	148,575
	Series 2019-15 Class AB
140,422	3.50%, 05/25/2053	148,063
	Series 2019-21 Class BD
142,227	3.00%, 09/25/2057	148,792
	Series 2019-22 Class BA
144,838	3.50%, 12/25/2058	159,067
	Series 2019-28 Class JA
133,072	3.50%, 06/25/2059	148,284
	Series 2019-41 Class AC
152,872	2.50%, 03/25/2053	158,189
	Series 2019-45 Class PT
190,918	3.00%, 08/25/2049	205,704
	Series 2019-6 Class GJ
181,570	3.00%, 02/25/2049	192,805
	Series 2019-7 Class CA
126,014	3.50%, 11/25/2057	136,632
	Series 2019-7 Class JA
122,997	3.50%, 03/25/2049	132,623
	Series 2020-1 Class AC
560,048	3.50%, 08/25/2058	606,232
	Freddie Mac Multifamily Structured Pass Through Certificates(b)
	Series K111 Class X1
577,400	1.68%, 05/25/2030	74,351
	Series K112 Class X1
1,129,876	1.54%, 05/25/2030	133,764
	Series K114 Class X1
1,470,000	1.21%, 06/25/2030	137,440
	Government National Mortgage Association
8,600,000	3.00%, TBA	9,002,453
6,500,000	3.50%, TBA	6,847,582
2,800,000	4.00%, TBA	2,975,000
2,400,000	4.50%, TBA	2,571,844
343,543	4.00%, 02/20/2045	373,825
184,395	4.50%, 01/20/2046	204,737
	Series 2013-37 Class LG
120,076	2.00%, 01/20/2042	123,553
	Series 2015-151 Class BA
135,229	1.70%, 10/20/2045	136,908
	Series 2015-56 Class LB
216,557	1.50%, 04/16/2040	219,202
71,879	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	81,479
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Uniform Mortgage-Backed Security(j)
$24,535,000	2.00%, TBA	$ 25,359,881
1,700,000	2.50%, TBA	1,781,281
7,700,000	3.00%, TBA	8,069,965
9,600,000	3.50%, TBA	10,120,875
2,800,000	4.00%, TBA	2,985,937
1,600,000	4.50%, TBA	1,730,812
		138,851,638
TOTAL MORTGAGE-BACKED SECURITIES — 34.71% (Cost $160,803,484)		$163,387,103
MUNICIPAL BONDS AND NOTES
65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	70,298
200,000	City of Charlotte North Carolina Water & Sewer System Revenue 4.00%, 07/01/2047	230,690
	County of Riverside California
420,000	2.96%,02/15/2027	454,537
420,000	3.07%,02/15/2028	456,511
	District of Columbia
265,000	4.00%,03/01/2039	315,938
200,000	3.43%,04/01/2042	215,264
	Marshall University
100,000	3.13%,05/01/2028	108,386
100,000	3.38%,05/01/2031	109,741
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	119,695
315,000	5.18%,11/15/2049	343,920
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 11/01/2040	569,760
280,000	New York State Dormitory Authority 4.00%, 02/15/2037	326,785
80,000	New York State Thruway Authority 2.90%, 01/01/2035	86,853
450,000	New York Transportation Development Corp 4.25%, 09/01/2035	500,755
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	459,704
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	349,944
40,000	Regents of the University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	65,104

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 395,000	State Board of Administration Finance Corp 1.26%, 07/01/2025	$ 401,063
	State of California
5,000	7.55%,04/01/2039	8,748
130,000	7.30%,10/01/2039	213,494
15,000	7.63%,03/01/2040	25,966
15,000	State of Connecticut 3.00%, 07/01/2021	15,291
320,000	Texas Water Development Board 4.00%, 10/15/2043	375,802
TOTAL MUNICIPAL BONDS AND NOTES — 1.24% (Cost $5,618,301)		$5,824,249
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
700,000	0.13%, 10/15/2024	750,237
2,700,000	0.13%, 04/15/2025	2,877,904
635,000	0.63%, 01/15/2026	763,079
900,000	0.38%, 01/15/2027	1,061,869
465,000	0.88%, 01/15/2029	556,459
9,290,000	0.13%, 07/15/2030	10,430,451
120,000	1.00%, 02/15/2048	173,347
850,000	0.25%, 02/15/2050	999,713
	United States Treasury Note/Bond
225,000	1.63%, 12/31/2021	229,113
1,350,000	0.38%, 03/31/2022	1,354,535
100,000	2.13%, 05/15/2022	103,207
2,000,000	0.13%, 06/30/2022	1,999,531
6,720,000	0.13%, 05/15/2023	6,715,275
3,630,000	1.75%, 05/15/2023(k)(l)	3,781,297
7,580,000	2.38%, 08/15/2024	8,213,048
8,752,000	2.00%, 02/15/2025	9,420,024
2,215,000	2.13%, 05/15/2025	2,404,746
2,400,000	0.25%, 06/30/2025	2,398,500
6,330,000	2.88%, 07/31/2025	7,120,756
2,475,000	6.88%, 08/15/2025	3,266,033
1,200,000	0.25%, 08/31/2025	1,198,781
1,100,000	0.25%, 09/30/2025	1,098,539
1,000,000	1.38%, 08/31/2026	1,058,711
265,000	1.13%, 02/28/2027	276,904
2,000,000	0.50%, 04/30/2027(l)	2,008,828
2,500,000	0.50%, 05/31/2027	2,510,059
1,150,000	0.38%, 07/31/2027(f)	1,143,711
2,405,000	2.63%, 02/15/2029	2,808,589
600,000	2.38%, 05/15/2029	690,352
5,475,000	0.63%, 05/15/2030	5,455,324
16,485,000	0.63%, 08/15/2030(f)	16,389,696
350,000	3.63%, 08/15/2043	510,289
4,670,000	3.75%, 11/15/2043	6,937,139
5,590,000	3.63%, 02/15/2044	8,168,169
610,000	3.13%, 08/15/2044	830,029
3,850,000	2.50%, 02/15/2045	4,738,357
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,140,000	3.00%, 11/15/2045	$ 5,561,831
2,500,000	2.50%, 02/15/2046	3,086,426
260,000	2.50%, 05/15/2046	321,212
1,620,000	2.25%, 08/15/2046	1,913,055
1,500,000	2.88%, 11/15/2046	1,982,520
1,500,000	3.00%, 02/15/2047	2,028,926
690,000	3.00%, 02/15/2048	937,672
300,000	3.13%, 05/15/2048	417,070
510,000	2.25%, 08/15/2049	606,482
5,300,000	1.25%, 05/15/2050(f)	5,022,578
2,445,000	1.38%, 08/15/2050	2,392,280
TOTAL U.S. TREASURY BONDS AND NOTES — 30.75% (Cost $137,600,242)		$144,712,653
Shares
COMMON STOCK
Basic Materials — 0.00%(e)
1,020	Hexion Holdings Corp Class B(m)	10,455
Communications — 0.00%(e)
791	iHeartMedia Inc Class A(f)(m)	6,423
Consumer, Cyclical — 0.00%(e)
2,214	Party City Holdco Inc(m)	5,756
Energy — 0.01%
25,000	Occidental Petroleum Corp	19,828
778	Whiting Petroleum Corp(m)	13,452
		33,280
TOTAL COMMON STOCK — 0.01% (Cost $186,588)		$55,914
INVESTMENT COMPANIES
692,476	Federated Emerging Markets Core Fund(n)(o)	6,807,036
2,896	Federated High Yield Bond Fund(o)	17,578
TOTAL INVESMENT COMPANIES — 1.45% (Cost $6,816,609)		$6,824,614

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
346,000	BlackRock FedFund Institutional Class(p), 0.00%(q)	$ 346,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $346,000)		$346,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.70%
$17,400,000	Federal Home Loan Bank 0.01%, 10/01/2020	17,400,000
Repurchase Agreements — 2.16%
179,822	Undivided interest of 12.54% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $179,822 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(p)	179,822
2,498,423	Undivided interest of 3.54% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $2,498,423 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(p)	2,498,423
2,498,423	Undivided interest of 3.58% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $2,498,423 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(p)	2,498,423
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,498,423	Undivided interest of 3.69% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $2,498,423 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(p)	$ 2,498,423
2,498,423	Undivided interest of 9.95% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $2,498,423 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(p)	2,498,423
		10,173,514
TOTAL SHORT TERM INVESTMENTS — 5.86% (Cost $27,573,514)		$27,573,514
TOTAL INVESTMENTS — 116.05% (Cost $522,887,343)		$546,234,662
OTHER ASSETS & LIABILITIES, NET — (16.05)%		$(75,560,876)
TOTAL NET ASSETS — 100.00%		$470,673,786

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2020. Maturity date disclosed represents final maturity date.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security is on loan at September 30, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(o)	Restricted security; further details of these securities are included in a subsequent table.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of September 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 30, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/13/2020-09/01/2020	$6,798,836	$6,807,036	1.45%
Federated High Yield Bond Fund	08/18/2020-09/01/2020	17,773	17,578	0.00
		$6,816,609	$6,824,614	1.45%
(a)See Notes to Schedule of Investments regarding restriction information.
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	9	USD	1,255,781	December 2020	$703
U.S. 2 Year Treasury Note Futures	105	USD	23,200,898	December 2020	8,039
U.S. 5 Year Treasury Note Futures	93	USD	11,720,906	December 2020	20,391
Short
U.S. 10 Year Treasury Note Futures	55	USD	7,674,219	December 2020	(32,656)
U.S. 2 Year Treasury Note Futures	26	USD	5,744,984	December 2020	(406)
U.S. 5 Year Treasury Note Futures	38	USD	4,789,188	December 2020	(1,844)
U.S. Long Bond Futures	99	USD	17,451,844	December 2020	(25,531)
U.S. Treasury Futures	115	USD	18,391,016	December 2020	(7,679)
U.S. Ultra Bond Futures	57	USD	12,643,313	December 2020	150,492
				Net Appreciation	$111,509
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
At September 30, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.34 Index	$4,995,000	$36,806	$45,141	1.00	June 20, 2025	$(8,335)	Sell	Quarterly
					Net Depreciation	$(8,335)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At September 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	0.38%	3,670,000	December 16, 2025	$792	Quarterly
3-mo. LIBOR	0.84%	930,000	March 20, 2030	(13,685)	Quarterly
3-mo. LIBOR	0.75%	1,825,000	December 16, 2030	1,581	Quarterly
			Net Depreciation	$(11,312)
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2020

As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$19,917,325	$—	$19,917,325
Bank Loans	—	9,945	—	9,945
Corporate Bonds and Notes	—	174,306,941	—	174,306,941
Foreign Government Bonds and Notes	—	3,276,404	—	3,276,404
Mortgage-Backed Securities	—	163,387,103	—	163,387,103
Municipal Bonds and Notes	—	5,824,249	—	5,824,249
U.S. Treasury Bonds and Notes	—	144,712,653	—	144,712,653
Common Stock	36,086	19,828	—	55,914
Government Money Market Mutual Funds	346,000	—	—	346,000
Investment Companies(a)	—	—	—	6,824,614
Short Term Investments	—	27,573,514	—	27,573,514
Total investments, at fair value:	382,086	539,027,962	0	546,234,662
Other Financial Investments:
Futures Contracts(a)	179,625	—	—	179,625
Interest Rate Swaps(a)	—	2,373	—	2,373
Total Assets	$561,711	$539,030,335	$0	$546,416,660
Liabilities
Other Financial Investments:
Credit Default Swaps(a)	—	(8,335)	—	(8,335)
Futures Contracts(a)	$(68,116)	$—	$—	$(68,116)
Interest Rate Swaps(a)	—	(13,685)	—	(13,685)
Total Liabilities	$(68,116)	$(22,020)	$0	$(90,136)
(a)	As permitted by U.S. GAAP, investment companies valued at $6,824,614 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(b)	Credit Default Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated High Yield Bond Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 20 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $5,575,000 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment

September 30, 2020

obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $10,367,000 in interest rate swaps for the reporting period.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2020, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	692,476	$9,792,320	$12,848,686	$15,380,682	$108,484	$(453,288)	$305,950	$6,807,036	1.45%
					108,484	(453,288)	305,950	6,807,036	1.45
				Total	$108,484	$(453,288)	$305,950	$6,807,036	1.45%

September 30, 2020